Filed pursuant to Rule 497(e)

File Nos. 033-44909 and 811-06520

AMG FUNDS I

AMG Managers Emerging Opportunities Fund

Supplement dated January 2, 2015, to the Prospectus dated March 1, 2014,

as revised April 28, 2014, and Statement of Additional Information dated March 1, 2014, as supplemented April 28, 2014.

The following information supplements and supersedes any information to the contrary relating to AMG Managers Emerging Opportunities Fund (the “Fund”), a series of AMG Funds I (the “Trust”), contained in the Fund’s prospectus (the “Prospectus”) dated March 1, 2014, as revised April 28, 2014, and Statement of Additional Information (the “SAI”) dated March 1, 2014, as supplemented April 28, 2014.

Effective December 11, 2014, Donald M. Longlet no longer serves as a portfolio manager for the portion of the Fund managed by Next Century Growth Investors, LLC (“Next Century”), a subadvisor of the Fund. Effective December 16, 2014, Thomas Dignard was designated as a portfolio manager in the portfolio management team for the portion of the Fund managed by Next Century. Prior to joining Next Century, Mr. Dignard earned a BA in Economics from Yale University in May of 2010 and an MBA from the University of Ulster in December of 2012. Thomas L. Press, Robert E. Scott, Peter M. Capouch, Kaj Doerring and Mr. Dignard are the portfolio managers jointly and primarily responsible for the day-to-day management of the portion of the Fund managed by Next Century. Accordingly, all references in the Prospectus and SAI to Mr. Longlet are hereby deleted and all references to the portfolio managers of the portion of the Fund managed by Next Century shall refer to Messrs. Press, Scott, Capouch, Doerring and Dignard.

In addition, the table pertaining to Mr. Longlet under the heading “Management of the Funds–Portfolio Managers of the Funds–Managers Micro-Cap Fund–Subadvisor: Next Century Growth Investors, LLC (“Next Century”)–Other Accounts Managed by the Portfolio Manager(s)” on page 65 of the SAI is hereby deleted and replaced with the following:

ST294

Portfolio Manager: Thomas Dignard*

Type of Account	Number Of Accounts Managed	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)
Registered Investment Companies	2	$203.8	None	None
Other Pooled Investment Vehicles	3	$131.2	None	None
Other Accounts	61	$2,936.3	2	$443.6

*	Information provided as of October 31, 2014.

Furthermore, the information pertaining to Mr. Longlet under the heading “Management of the Funds–Portfolio Managers of the Funds–Managers Micro-Cap Fund–Subadvisor: Next Century Growth Investors LLC (“Next Century”)–Portfolio Manager’s Ownership of Fund Shares” on page 66 of the SAI is hereby deleted and replaced with the following:

Mr. Dignard (as of October 31, 2014): None

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE